Related Parties - Summary of Significant Investments in Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Assets	€ 843,878	€ 842,216	€ 1,002,228
Liabilities	794,734	794,353
Subsidiaries [member] | ING Bank N.V. [member]
Disclosure of subsidiaries [line items]
Assets	21,277	14,903
Liabilities	377	70
Income received	448	414
Expenses paid	3	30
Associates [member]
Disclosure of subsidiaries [line items]
Assets	120	27
Liabilities	86	16
Off-balance sheet commitments	92	34
Joint ventures [member]
Disclosure of subsidiaries [line items]
Assets	9	12
Liabilities	5	59
Off-balance sheet commitments	1	2
Income received	8	9
Expenses paid	€ 6	€ 1